Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Equity investments consisting of common stock, at fair value	$ 343,930	$ 419,995
Level 2 [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Equity investments consisting of common stock, at fair value
Level 3 [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Equity investments consisting of common stock, at fair value